Notes Payable Fairvalue Disclosure	12 Months Ended
Sep. 30, 2010
Notes Payable Fairvalue Disclosure [Abstract]
Notes Payable Fairvalue Disclosure [Text Block]

Note 5. Notes Payable

2007 Notes payable - In November 2007, we received net proceeds of $465,000 and issued to CAMHZN Master LDC (“CAMHZN”) (the “Lender”) a $500,000 12% convertible secured promissory note, which was amended in May 2008 to mature in September 2008. We entered into an amended loan agreement, whereby the Lender agreed to forbear from exercising any remedies available under the loan documents or applicable law through March 2009, and in exchange, we agreed to pay a fee of $567,000 which was added to the principal balance of the loan and payable in cash or stock at our discretion. In February 2009, we released to the Lender 1,635,000 shares held by the Lender as collateral shares valued at $327,000 based on the closing price of our common stock on the release date, which was recorded as a partial payment of the fee. In March 2010, we received a letter from the Lender stating that we were in default on the outstanding note. We are contesting the default notice and are disputing the validity of, among other things, the fee which was added to the note balance, and treatment of release of shares as a reduction of the fee. We have not reflected any change to previous accounting treatment for the transactions given the uncertainty regarding the ultimate resolution of these matters. To the extent new facts become known or ultimate settlement of this note occurs, the impact of the change will be reflected in the consolidated financial statements at that time. On July 22, 2010, we entered into an agreement with the Lender pursuant to which we agreed to issue 240,000 shares of our common stock to the Lender. In exchange, the Lender agreed to (i) limit the number of shares of our common stock that it would sell; (ii) return any excess shares after sales proceeds received equal the unpaid principal and accrued and unpaid interest due under the note; and (iii) rescind for a minimum of thirty days from the date of the agreement the notice of default delivered to us in March 2010. These shares, valued at $18,000, were recorded as interest expense during the year ended September 30, 2010.

As of September 30, 2010 and 2009, we have recorded $740,000 as the note balance outstanding and $361,000 and $117,000, respectively, in accrued interest. The stated interest rate upon the event of default is the lower of 110% or the statutory maximum. We have recorded interest expense effective from the maturity dates of the notes at a rate of 25% which is the maximum rate that can be applied to these loans under New York State law.

2008 Notes Payable - In 2008, we entered into an agreement with one of our vendors, whereby the accounts payable balance owed was converted to an unsecured note payable, due in eight equal payments of $12,500 beginning in August 2008. At September 30, 2010 and 2009 the balance outstanding was $89,000, does not accrue interest, and is past due.

2009 Notes Payable - In February 2009, we entered into a Securities Purchase Agreement ( with amendments, the “Agreement”) with each of Agile Opportunity Fund, LLC and Capitoline Advisors Inc. (the “Investors”) pursuant to which we subsequently received funding through the issuance of promissory notes (the “Notes”) in the aggregate amount of approximately $1.1 million and an aggregate purchase price of $920,000, with a maturity date of August 12, 2009 and prepaid interest at the rate of 18% per annum. The Notes are convertible into shares of our common stock at a conversion price of $3.33 per share, at the discretion of the note holder, and were subject to down-round adjustment to conversion price based on future common stock issuances. In February 2010, the Notes were amended, effective September 30, 2009, to eliminate future down-round adjustments. The Notes are collateralized by a pledge of all our assets and, upon conversion, have certain piggyback registration rights. In October 2009, we entered into an amendment to the Agreement whereby we issued 10,000,000 shares of our common stock to be held as additional collateral for the Notes.

During the years ended September 30, 2010 and 2009, we issued notes under the agreement to investors in the aggregate face amounts of $169,000 and $825,000, respectively, with Original Issue Discount (“OID”) amounts of $28,000 and $131,000, respectively, for total face amount of the Notes of $197,000 and $956,000, respectively. The value of the OID was recorded as debt discount and has been amortized in its entirety as interest expense as of September 30, 2010.

In consideration for the Notes issued during the years ended September 30, 2010 and 2009, 391,000 common shares, valued at $267,000 and 1,620,000 common shares valued at $364,000, respectively, were issued under the terms of the Securities Purchase Agreement and amendments. This has been recorded as financing costs and has been amortized over the term of the Notes. Under the terms of the agreement for the years ended September 30, 2010 and 2009, 115,000 additional shares valued at $94,000 and 1,869,000 additional shares valued at $455,000 are also issuable and have been recorded as interest expense.

In April 2010, we received a letter from the Investors stating that we were in default under the Agreement and demanding payment of approximately $1.4 million for principal and interest due under the Notes. In conjunction with the notice of default, the Investors foreclosed on 4,502,306 shares of the 10,000,000 shares of our common stock held as collateral to be applied against the principal of the Notes. The remaining 5,497,694 collateral shares have been recorded as issued, but not outstanding. The shares released to the Investors were recorded at $991,000 based on the closing price of our common stock on the release date and have been applied against the balance of the Notes. In October 2010, the Investors foreclosed on an additional 1,600,000 shares valued at $61,000.

As of September 30, 2010 and 2009, we recorded $165,000 and $955,000, respectively, in principal due Agile and Capitoline as notes payable on the consolidated balance sheets. We recorded $185,000 and $21,000 in accrued interest as of September 30, 2010 and 2009, respectively. The stated interest rate upon the event of default is the lower of 36% or the statutory maximum. We have recorded interest expense effective from the maturity dates of the notes at a rate of 25% which is the maximum rate that can be applied to these loans under New York State law.

Other 2009 Notes Payable – In September and October 2009, we received funds from a private investor related to one of our investors, in the aggregate face amounts of $100,000 and $25,000, respectively, and accruing interest at a 6% annual rate. In June 2010, we paid the notes and accrued interest in full by the issuance of our common stock.

February 2010 Notes Payable – In February 2010, we entered into an agreement with one of our professional service providers, whereby our accounts payable balance of $141,000 owed was converted to a 6% note payable due June 1, 2010. As of September 30, 2010, the principal balance was $136,000, accrued interest was $5,000, and amounts are past due.

June 2010 Notes Payable - In June 2010, we entered into an advisory services agreement with Summit Trading Limited (“Summit”), whereby they will identify, introduce, engage, and compensate investor relations and/or public relations firms on our behalf. Under the terms of this agreement as consideration for those services, we issued a non-interest bearing note payable in the amount of $300,000 payable upon demand, which we recorded as general and administrative expense during the year ended September 30, 2010 as all services were provided by the investor during the year.